Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14 — SUBSEQUENT EVENTS

On July 10, 2025, the Company entered into a consulting agreement with JA CAPITAL IN NY L.L.C. to enhance its U.S. capital market branding and investor communications with a twelve-month service period. Full payment of $600,000 was made on September 18, 2025.

On July 12, 2025, the Company entered into a financial advisory agreement with Atlas Capital Strategies LLC to optimize capital structure and support financing and M&A strategies with a twelve-month service period. Full payment of $1,317,000 was made on September 18, 2025.

On August 20, 2025, the Company entered into an Ordinary Share Purchase Agreement with White Lion Capital LLC, a Nevada limited liability company (the “White Lion Capital”). Pursuant to the Purchase Agreement, White Lion Capital is committed to purchase our ordinary shares, par value US$0.0001 per share, with an aggregate gross purchase price of up to $10,000,000 from time to time during the period commencing on August 20, 2025 and ending on the earlier of (i) the date on which White Lion Capital shall have purchased an aggregate number of our ordinary shares equal to the Commitment Amount or (ii) the later of the 18 month anniversary of the Execution Date or the first closing. The Commitment Amount may be increased up to $30,000,000 upon the mutual written consent of White Lion Capital and us.

On September 4, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”). Pursuant to the Purchase Agreement, the Investor agreed to purchase from the Company, and the Company agreed to issue and sell to the Investor, (i) securities in the form of one or more pre-paid purchases (each, a “Pre-Paid Purchase” and collectively, the “Pre-Paid Purchases”) in the aggregate purchase amount of up to $10,000,000 (the “Commitment Amount”), for the purchase of ordinary shares, par value $0.0001 per share, of Company (the “Ordinary Shares”), upon the terms and subject to the limitations and conditions set forth in such Pre-Paid Purchase; (ii) 85,470 Ordinary Shares as a commitment fee for the Pre-Paid Purchase facility set forth in the Purchase Agreement (the “Commitment Shares”); and (iii) 2,555,000 Ordinary Shares to be used as pre-delivery shares (the “Pre-Delivery Shares”) on September 9, 2025 (the “Closing Date”). The Purchase Agreement provides for an initial Pre-Paid Purchase in the principal amount of $2,175,000, before deducting an original issue discount (the “OID”) of $160,000 and a transaction expense amount of $15,000 (the “Initial Pre-Paid Purchase”). The Company received net proceeds of $2,000,000 on September 10, 2025. The Commitment Shares and the Pre-Delivery Shares were issued to the investor on September 9, 2025. The OID for each subsequent Pre-Paid Purchase after the Initial Pre-Paid Purchase will be eight percent (8%) of the amount set forth in the applicable Request (as defined in the Purchase Agreement) and each subsequent Pre-Paid Purchase will accrue interest at the rate of six percent (6%) per annum. In addition, Investor also paid $255.50 to Company for the Pre-Delivery Shares. The initial Pre-Paid Purchase may be settled, at the Investor’s discretion, in Ordinary Shares valued at 82.5% of the lowest daily volume-weighted average price (VWAP) during the ten (10) trading days prior to each Purchase Notice Date (as defined in the Purchase Agreement). The Company may not issue shares that would cause the Investor to beneficially own more than 9.99% of the Company’s outstanding Ordinary Shares at any time.

On September 22, 2025, the Company entered into a consulting agreement with Atlas Harbor Investment Limited for comprehensive advisory services including market analysis, regulatory assessment, and business development support with a twelve-month service period. Full payment of $2,057,000 was made on September 29, 2025.

The Group evaluated all events and transactions that occurred after June 30, 2025 up through the date when the combined and consolidated financial statements were issued. Other than the events disclosed elsewhere in the combined and consolidated financial statements and those disclosed above, there are no other subsequent event occurred that would require adjustment or disclosure in the Group’s combined and consolidated financial statements.